2

                               United States
                    Securities and Exchange Commission
                           Washington, DC  20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
     Pre-Effective Amendment No.   1
     Post-Effective Amendment No.

                         and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
     Amendment No.   1

Exact name of Registrant as Specified in Charter:
                       Manor Investment Funds, Inc.

Address of Principal Executive Offices:
                         113 West Chestnut Street
                          West Chester, PA  19380
                               610-431-0630

Name and Address of Agent for Service:
                             Daniel A. Morris
                         113 West Chestnut Street
                          West Chester, PA  19380

Approximate Date of Proposed Public Offering:     March 1, 1996

It is proposed that this filing will become effective:
    X     immediately upon filing pursuant to paragraph (b)
     on (date) pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of rule 485


     Calculation of Registration Fee Under the Securities Act of 1933

Common Stock   200,000 shares      @10.00*   $2,000,000          $625
0.001 par value

* Estimated solely for the purpose of determining the amount of the registration fee. This is the net asset value as of September 30, 1995.
     Pursuant to the requirements of (the Securities Act of 1933 and) the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Pre-effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and) has duly caused this Pre-effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Borough of West Chester, and State of Pennsylvania on the 26th day of February, 1996.


                              Manor Investment Funds, Inc.

                              by Daniel A. Morris, President
                       Manor Investment Funds, Inc.

                          West Chester, PA  19380
                               610-431-0630
                               800-787-3334



PROSPECTUS



                      The Fund & Investment Objective
Manor Investment Funds, Inc. is an open-end non-diversified management investment company whose primary objective is capital appreciation. A secondary objective is to provide a moderate level of current income. The Fund seeks to achieve its objectives primarily by investing in common stocks and securities convertible into common stocks.


                            Fund Share Purchase
Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. The minimium initial purchase is $1,000 and the minimum subsequent purchase is $100.


                          Additional Information
This Prospectus, which should be retained for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing additional information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated September 30, 1995 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling either of the telephone numbers shown above.



 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
   ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
                             CRIMINAL OFFENSE.
FUND EXPENSES
The following illustrates all expenses and fees that a shareholder of Manor Investment Funds, Inc. will incur. The expenses and fees set forth are estimates based on the expected operating expenses of the Fund for its first full year of operation.

  Shareholder Transaction Expenses
Sales load imposed on purchases        None
Sales load imposed on reinvested       None
dividends
Redemption fees                        None
Exchange fees                          None
IRA Trustee fees                       None
   Annual Fund Operating Expenses
Management and advisory expenses       1.0%
12 b-1 fees                            None
All other expenses                     0.5%
             Total operating expenses  1.5%

The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The following example illustrates the expenses paid on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted above, the fund charges no redemption fees.

 1 Year   3 Years
  $15       $47
This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

THE FUND
Manor Investment Funds, Inc. (also referred to as the "Fund") is an open-end non-diversified management investment company. The Fund was incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is in West Chester, PA 19380.


OBJECTIVE AND POLICIES
Objective: The primary objective of the Fund is capital appreciation. A secondary objective is to provide a moderate level of current income. The Fund seeks to achieve its objectives primarily by investing in common stocks and securities convertible into common stocks.

It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation and moderate income.

Investment Policies
The Fund will invest primarily in common stock of large U.S. corporations. The Fund will not invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations.

The Fund will utilize information obtained from various sources including earnings expectations, fundamental securities valuation and securities price trends.

The Fund invests primarily in securities which provide favorable growth prospects and some level of current income. The Fund may also invest in securities which provide favorable growth prospects but do not provide some level of current income. The Fund may also invest in government and corporate bonds, or short-term interest bearing securities, when the adviser believes market conditions warrant a defensive position.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

Nondiversitfication Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.

INVESTMENT RISKS
Market Risk: The Fund invests in common stocks which can decline in price over short or even extended periods. For five year timeperiods from 1926-1994 the stock market, as measured by the S&P 500 returned an average of 10.2%, with a high of 23.9% and a low of -12.5%.

Inflation Risk: Inflation represents a risk to an investment portfolio because it reduces the real return of a portfolio over time. Historically, inflation averaged 3.1%, offsetting most of the returns from money market investments and bonds. Using the illustration above, average inflation reduced the returns from the stock market by approximately one third.


TAX STATUS
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, no more than 30% of the Fund's profits may be derived from sales of securities held less than three months, and no more than 50% of the Fund's assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long term capital gains realized by the fund will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


INVESTMENT RESTRICTIONS
The By-Laws of the Fund provide the following fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio.
(b) Issue senior securities, borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c)    Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more that 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more that 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i)  Invest in companies for the purpose of acquiring control.
(j) Purchase or retain securities of any issuer if the officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security, collectively own more than 5% of such class of securities of such issuer.
(k)   Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.

INVESTMENT ADVISER
Morris Investment Management Services, Inc., 113 West Chestnut Street, West Chester, PA, is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. As of September 30, 1995 Mr. Morris owns all outstanding shares of Morris Investment Management, Inc. and of the outstanding shares of Manor Investment Funds. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisors to mutual funds and other investors since 1981.

On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Investment Management Services, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Directors of the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the
Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Investment Management Services, Incorporated a fee of 1% per year on the net assets of the Fund. This rate of the advisory fee is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Fund to no more than 1.5% of averaged assets.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.

OFFICERS AND DIRECTORS OF THE FUND
The Officers and Directors of the Fund have agreed to serve without compensation, their addresses, principal occupations during the past five years are:

                                            Principal
Name and Address      Position              Occupation Past Five Years

Daniel A. Morris      President             President
304 Albermarle Gr     Interested Director   Morris Investment Mgt. Svcs.,
                                            Inc.
West Chester, PA                            West Chester, PA
                                            Senior Vice President
                                            Consistent Asset Management
                                            Co.
                                            Chadds Ford, PA

Bruce Laverty         Secretary             Attorney
810 Dowingtown Pike   Interested Director   Laverty, Nilsen & Reed
West Chester, PA                            West Chester, PA

James McFadden        Treasurer             VP, Credit Administration
305 Devonshire Cr     Interested Director   MBNA America Bank, N.A
West Chester, PA                            Newark, DE

Edward Erlichman      Non-Interested        President
P.O. Box 513          Director              Kara Aerospace, Inc.
Bedford, PA                                 Bedford, PA

Richard A. Kund, Jr.  Non-Interested        Marketing Representative
304 Hidden Creek Dr.  Director              Laboratory Corporation of
                                            America
Horsham, PA                                 Burlington, NC

Frederick L. Myers,   Non-Interested        Certified Public Accountant
CPA
302 Albermarle Grove  Director              Meyers & Associates, CPA's
West Chester, PA                            West Chester, PA

James F. Nolan        Non-Interested        Attorney
113 West Chestnut     Director              West Chester, PA
St.
West Chester, PA

Alan Weintraub        Non-Interested        Manager of Technology
                                            Consulting
305 Albermarle Grove  Director              JVC Technology, Inc.
West Chester, PA                            Wayne, PA

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.


PURCHASE OF SHARES - REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000.

Subsequent  Purchases:  Subsequent purchases may be  made  by  mail  or  in
person.   The  minimum  is  $100, but less may be  accepted  under  special circumstances.

To  purchase  shares  complete  the application  form  and  mail  to  Manor
Investment  Funds, 113 West Chestnut Street, West Chester, PA  19380.   For
additional information contact the Fund at 610-431-0630.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. Any surplus over whole shares will be paid in cash. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Whole  Shares:  Whole shares may be purchased from the Fund.  No fractional
shares  will  be  issued.   The  Fund will maintain  an  account  for  each
shareholder of shares for which no certificates have been issued.


RETIREMENT PLANS
Individual Retirement Account: Individuals who have compensation, but who are either not covered by existing qualified retirement plans, or are covered and do not have incomes which exceed certain amounts, may contribute tax-deductible dollars to an IRA. Individuals who are covered by existing retirement plans, and whose incomes exceed the applicable amounts, are not permitted to deduct their IRA contributions for federal income tax purposes. However, whether an individual's contributions are deductible or not, the earnings on his or her IRA are not taxed until the account is distributed.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Manor Investment Funds IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.


PRICING OF SHARES
The net asset value of the Fund's shares are determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, 4th of July, Labor Day, Thanksgiving, Christmas and New Years. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


REDEMPTION OF SHARES
The Fund will redeem all or any portion of the total amount of the shares of any shareholder who tenders a written request for redemption signed by the shareholder. If certificates have been issued the shareholder must submit properly executed certificates for redemption. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management.

The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

To redeem shares send your written request to Manor Investment Funds, 113 West Chestnut Street, West Chester, PA 19380. For additional information contact the Fund at 610-431-0630.


BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

The Fund places all orders for purchase and sale of its portfolio securities through the Fund President who is answerable to the Fund Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to brokers furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.


MANAGEMENT OF THE FUND
Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors supervise the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions. The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice (See Investment Adviser, pg. 5). It meets six times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.





CUSTODIAN & TRANSFER AGENT
The Fund acts as its own transfer agent. First National Bank of West Chester acts as custodian for the Fund.


REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.


AUDITORS & LITIGATION
Claude Granese, Certified Public Accountant, Spring House, PA has been selected as the independent accountant and auditor of the Fund. Claude Granese has no direct or indirect financial interest in the Fund or the Adviser.

As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration statement on file with the Securities & Exchange Commission. The registration statement may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon payment of the fee prescribed by the Commission. Shareholders may also direct inquiries to the Fund by phone or at the address given on page one of this Prospectus.
NEW ACCOUNT REGISTRATION

1.  Investment Selection
       Make Check Payable to:
           The Manor Investment Funds
           113 West Chestnut Street
            West Chester, PA  19380
            610-431-0630
      Initial Investment: $__________
      (Minimum initial purchase $1,000)

2.  Account Registration
      Individual:    Please print or type.

       ______________________________________________
       First Name              MI                   Last Name

      Joint Owner:    Please print or type.

       ______________________________________________
       First Name              MI                  Last Name


       Gift to Minor:

      ___________________________________as custodian for
      Custodian's name (only one permitted)

      ________________________________________under the
      Minor's name (only one permitted)

      __________________Uniform Gifts/Transfers to Minors Act
      Donor's State
      Minor's Social Security Number must be in Sec. 4.



      A Trust (including Corporate Pension Plans):

      ___________________________________as trustee(s) for
      Name of Trustee(s)

      _______________________________________________
      Name of Trust

      under agreement dated _____________________________
                                             Date of Trust


     A Corporation, Partnership, or other entity:

     _______________________________________________
     Name of Corporation or other entity


Do not use for IRA's, call for information

     Mailing Address

     ____________________________________________
     Street Address

     ____________________________________________
     City                                      State                 Zip

     ____________________________________________
     Home Phone

     ____________________________________________
     Business Phone

3. Distribution Options
      All income dividends and capital gains
      distributions will be reinvested unless noted below:
      ____ Pay all income in cash.
      ____ Pay all capital gains in cash.

4. Required Information, Signatures
      Tax Identification Number

       ________-_____-________   or   _____-_____________
       Social Security Number                  Employer ID Number

       Your application will be returned if this
        section is not completed and signed.

        Check One:      ____ U.S. Citizen
                                  ____ Resident Alien
                                  ____ Non-resident Alien

        _____________________________________________
        Country Of Residence


The undersigned certify that I/we have full authority and legal capacity to purchase shares of the Fund and affirm that I/we have received a current prospectus for The Manor Investment Funds and agree to be bound by its terms.

_________________________________________________
Signature of Owner, Trustee or Custodian                 Date

_________________________________________________
Signature of Joint Owner (if any)                               Date

                            INVESTMENT ADVISER
                MORRIS INVESTMENT MANAGEMENT SERVICES, INC.
                         113 West Chestnut Street
                          West Chester, PA  19380

                             TABLE OF CONTENTS
Fund Expenses         2
The Fund              3
Objective & Policies
   Objective          3
   Investment         3
Policies
   Portfolio          3
Turnover Policy
                      3
Nondiversification
Policy
Investment Risks
   Market Risk        3
   Inflation Risk     4
Tax Status            4
Investment            4
Restrictions
Investment Adviser    5
Officers & Directors  6
of the Fund
Capitalization
   Description of     7
Common Stock
   Voting Rights      7
Purchase of Shares -
Reinvestments
   Initial            7
Investments
   Subsequent         7
Purchases
   Reinvestments      7
   Whole Shares       7
Retirement Plans
   IRA                7
Pricing of Shares     8
Redemption of Shares  8
Brokerage             8
Management of the     9
Fund
Custodian & Transfer  9
Agent
Reports to            9
Shareholders
Auditors &            9
Litigation
Additional            9
Information
Share Purchase        1
Application           0







                                                                 PROSPECTUS




                       Manor Investment Funds, Inc.
                          West Chester, PA  19380
                               610-431-0630
                               800-787-3334











The primary objective of the Fund is capital appreciation. A secondary objective is to provide a moderate level of current income. The Fund seeks to achieve its objectives primarily by investing in common stocks and securities convertible into common stocks.
                                 FORM N1-A

                                  PART B

                    STATEMENT OF ADDITIONAL INFORMATION

                       Manor Investment Funds, Inc.

                          West Chester, PA  19380
                               610-431-0630
                               800-787-3334

     This Statement is not a Prospectus, but should be read in conjunction
with the Fund's current Prospectus (dated                 ). To obtain the
Prospectus, please write the Fund or call either of the telephone numbers that are shown above.

                             TABLE OF CONTENTS

                   The Fund                           2
                           Objective & Policies
                         Objectives                   2
                         Investment Policies          2
                         Portfolio Turnover Policy    2
                         Nondiversificaton Policy     2
                             Investment Risks
                         Market Risk                  2
                         Inflation Risk               2
                   Tax Status                         3
                   Investment Restrictions            3
                   Investment Adviser                 4
                   Officers & Directors of the Fund   5
                              Capitalization
                         Description of Common Stock  6
                         Voting Rights                6
                     Purchase of Shares - Reinvestment
                         Initial Investments          6
                         Subsequent Purchases         6
                         Reinvestments                6
                         Whole Shares                 6
                             Retirement Plans
                         IRA                          6
                   Pricing of Shares                  7
                   Redemption of Shares               7
                   Brokerage                          7
                   Management of Fund                 7
                   Custodian and Transfer Agent       7
                   Reports to Shareholders            7
                   Auditors and Litigation            7
                   Additional Information             7
                   Auditor's Report                   8
                        Statement of Assets & Liabilities
                          Notes to Financial Statements
THE FUND
Manor  Investment Funds, Inc. (also referred to as the "Fund") is an  open-
end   non-diversified  management  investment  company.    The   Fund   was
incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is in West Chester, PA 19380.

OBJECTIVE AND POLICIES
Objective: The primary objective of the Fund is capital appreciation. A secondary objective is to provide a moderate level of current income. The Fund seeks to achieve its objectives primarily by investing in common stocks and securities convertible into common stocks.

It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation and moderate income.

Investment Policies
The Fund will invest primarily in common stock of large U.S. corporations. The Fund will not invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations.

The Fund will utilize information obtained from various sources including earnings expectations, fundamental securities valuation and securities price trends.

The Fund invests primarily in securities which provide favorable growth prospects and some level of current income. The Fund may also invest in securities which provide favorable growth prospects but do not provide some level of current income. The Fund may also invest in government and corporate bonds, or short-term interest bearing securities, when the adviser believes market conditions warrant a defensive position.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

Nondiversitfication Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code


INVESTMENT RISKS
Market Risk: The Fund invests in common stocks which can decline in price over short or even extended periods. For five year timeperiods from 1926-1994 the stock market, as measured by the S&P 500 returned an average of 10.2%, with a high of 23.9% and a low of -12.5%.

Inflation Risk: Inflation represents a risk to an investment portfolio because it reduces the real return of a portfolio over time. Historically, inflation averaged 3.1%, offsetting most of the returns from money market investments and bonds. Using the illustration above, average inflation reduced the returns from the stock market by approximately one third.

TAX STATUS
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, no more than 30% of the Fund's profits may be derived from sales of securities held less than three months, and no more than 50% of the Fund's assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long term capital gains realized by the fund will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS
The By-Laws of the Fund provide the following fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio.
(b) Issue senior securities, borrow money, or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more that 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more that 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) Purchase or retain securities of any issuer if the officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security, collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.

INVESTMENT ADVISER
Morris Investment Management Services, Inc., 113 West Chestnut Street, West Chester, PA, is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. As of September 30, 1995 Mr. Morris owns all outstanding shares of Morris Investment Management, Inc. and of the outstanding shares of Manor Investment Funds. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisers to mutual funds and other investors since 1981.

On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Investment Management Services, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Directors of the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the
Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Investment Management Services, Incorporated a fee of 1% per year on the net assets of the Fund. This rate is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Fund to no more than 1.5% of averaged assets.


Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.
OFFICERS AND DIRECTORS OF THE FUND
The Officers and Directors of the Fund have agreed to serve without compensation, their addresses, principal occupations during the past five years are:


                                            Principal
Name and Address      Position              Occupation Past Five Years

Daniel A. Morris      President             President
304 Albermarle Gr     Interested Director   Morris Investment Mgt. Svcs.,
                                            Inc.
West Chester, PA                            West Chester, PA
                                            Senior Vice President
                                            Consistent Asset Management
                                            Co.
                                            Chadds Ford, PA

Bruce Laverty         Secretary             Attorney
810 Dowingtown Pike   Interested Director   Laverty, Nilsen & Reed
West Chester, PA                            West Chester, PA

James McFadden        Treasurer             VP, Credit Administration
305 Devonshire Cr     Interested Director   MBNA America Bank, N.A
West Chester, PA                            Newark, DE

Edward Erlichman      Non-Interested        President
P.O. Box 513          Director              Kara Aerospace, Inc.
Bedford, PA                                 Bedford, PA

Richard A. Kund, Jr.  Non-Interested        Marketing Representative
304 Hidden Creek Dr.  Director              Laboratory Corporation of
                                            America
Horsham, PA                                 Burlington, NC

Frederick L. Myers,   Non-Interested        Certified Public Accountant
CPA
302 Albermarle Grove  Director              Meyers & Associates, CPA's
West Chester, PA                            West Chester, PA

James F. Nolan        Non-Interested        Attorney
113 West Chestnut     Director              West Chester, PA
St.
West Chester, PA

Alan Weintraub        Non-Interested        Manager of Technology
                                            Consulting
305 Albermarle Grove  Director              JVC Technology, Inc.
West Chester, PA                            Wayne, PA

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.


PURCHASE OF SHARES - REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000.

Subsequent  Purchases:  Subsequent purchases may be  made  by  mail  or  in
person.   The  minimum  is  $100, but less may be  accepted  under  special circumstances.

To  purchase  shares  complete  the application  form  and  mail  to  Manor
Investment  Funds, 113 West Chestnut Street, West Chester, PA  19380.   For
additional information contact the Fund at 610-431-0630.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. Any surplus over whole shares will be paid in cash. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Whole  Shares:  Whole shares may be purchased from the Fund.  No fractional
shares  will  be  issued.   The  Fund will maintain  an  account  for  each
shareholder of shares for which no certificates have been issued.


RETIREMENT PLANS
Individual Retirement Account: Individuals who have compensation, but who are either not covered by existing qualified retirement plans, or are covered and do not have incomes which exceed certain amounts, may contribute tax-deductible dollars to and IRA. Individuals who are covered by existing retirement plans, and whose incomes exceed the applicable amounts, are not permitted to deduct their IRA contributions for federal income tax purposes. However, whether an individual's contributions are deductible or not, the earnings on his or her IRA are not taxed until the account is distributed.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Manor Investment Funds IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.




PRICING OF SHARES
The net asset value of the Fund's shares are determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, 4th of July, Labor Day, Thanksgiving, Christmas and New Years. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


REDEMPTION OF SHARES
The Fund will redeem all or any portion of the total amount of the shares of any shareholder who tenders a written request for redemption signed by the shareholder. If certificates have been issued the shareholder must submit properly executed certificates for redemption. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management.

The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

To redeem shares send your written request to Manor Investment Funds, 113 West Chestnut Street, West Chester, PA 19380. For additional information contact the Fund at 610-431-0630.


BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

The Fund places all orders for purchase and sale of its portfolio securities through the Fund President who is answerable to the Fund Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to brokers furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.


MANAGEMENT OF THE FUND
Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors supervise the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions. The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice (See Investment Adviser, pg. 3). It meets six times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.



CUSTODIAN & TRANSFER AGENT
The Fund acts as its own transfer agent. First National Bank of West Chester acts as custodian for the Fund.



REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.


AUDITORS & LITIGATION
Claude Granese, Certified Public Accountant, Spring House, PA has been selected as the independent accountant and auditor of the Fund. Claude Granese has no direct or indirect financial interest in the Fund or the Adviser.

As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration statement on file with the Securities & Exchange Commission. The registration statement may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon payment of the fee prescribed by the Commission. Shareholders may also direct inquiries to the Fund by phone or at the address given on page one of this Prospectus.






                 MANOR INVESTMENT FUNDS, INC.
                (A Development Stage Enterprise)
                   WEST CHESTER, PENNSYLVANIA

                      Financial Statements
                           for the Period Ended
                       December 31, 1995
                              and
                  Independent Auditor's Report





































                       Independent Auditor's Report


To the Shareholders and
 Board of Directors
Manor Investment Funds, Inc.

I have audited the accompanying statement of assets and liabilities of Manor Investment Funds, Inc. (the Fund), a development stage enterprise, including the schedule of portfolio investments, as of December 31, 1995, and the related statements of operations and changes in net assets, and selected per share data and ratios for the period then ended. These financial statements and per share data and ratios (hereafter referred to collectively as "financial statements") are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements based on my audit.

I conducted my audit in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Manor Investment Funds, Inc. as of December 31, 1995, and the results of its operations and the changes in its net assets, and the selected per share data and ratios for the period then ended, in conformity with generally accepted accounting principles.





February 11, 1996



                       MANOR INVESTMENT FUNDS, INC.
                (A Development Stage Enterprise)
              STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1995

ASSETS


Investments in securities, at value (cost $70,249)     $ 69,947

Cash equivalents                                         41,161

Dividends and interest receivable                           161

Total  Assets                                          $111,269


LIABILITIES

Accounts payable                                       $    206


NET ASSETS

Net assets (equivalent to $9.97 per share based on
 11,136 shares of capital stock outstanding) (Note 3)  $111,063














The accompanying notes are an integral part of these financial statements.





                       MANOR INVESTMENT FUNDS, INC.
                (A Development Stage Enterprise)
                    PORTFOLIO OF INVESTMENTS
                             December 31, 1995

                                                         MARKET
COMMON STOCK (Shares)              63.0%       COST       VALUE

Airlines                            6.6%
100 Delta Airlines                           $  6,913  $  7,363

Automobile Manufacturers            4.7%
100 General Motors                              5,138     5,288

Banking                             6.3%
100 NationsBank                                 7,150     6,963

Communications Equipment            4.0%
300 Scientific Atlanta                          4,150     4,500

Electronic Equipment Manufacturers  4.0%
100 Micron Technology                           7,225     3,962

Financial Services                 10.1%
120 Allstate Insurance                          4,945     4,935
100 Travelers, Inc.                             5,711     6,262
                                               10,656    11,197
Metals, Mining & Refining          10.3%
200 CyprusAmax Minerals                         5,275     5,225
100 Phelps Dodge                                6,325     6,225
                                               11,600    11,450
Multi-Industry                      6.5%
100 General Electric                            6,525     7,200

Paper                              10.8%
140 Federal Paper Board                         5,292     7,262
100 Union Camp Corp.                            5,600     4,762
                                               10,892    12,024

     TOTAL COMMON STOCK                      $ 70,249  $ 69,947


The accompanying notes are an integral part of these financial statements.



                  MANOR INVESTMENT FUNDS, INC.
                (A Development Stage Enterprise)
                          STATEMENT OF OPERATIONS
                      Period Ended December 31, 1995

Investment income
  Dividends                                  $  264
  Interest                                      536
    Total investment income                            $  800

Expenses
  Custodian (note 5)                            220
  Other (note 4)                                207
    Total expenses                                        427

Net investment income                                     373

Unrealized depreciation of investments                   (302)

Net increase in net assets resulting
 from operations                                       $   71



















The accompanying notes are an integral part of these financial statements.

                  MANOR INVESTMENT FUNDS, INC.
                (A Development Stage Enterprise)
                    STATEMENT OF CHANGES IN NET ASSETS
                      Period Ended December 31, 1995

Increase in net assets
 from operations
   Investment income-net                     $  373
   Unrealized depreciation of investments      (302)
     Net increase in net assets resulting
      from operations                                  $   71

Distributions to shareholders from
  investment income-net                                  (366)

Capital share transactions (note 3)                   111,358

     Total increase                                   111,063

Net assets
  September 13, 1995 (Inception)                            0

  December 31, 1995                                  $111,063

















The accompanying notes are an integral part of these financial statements.

                  MANOR INVESTMENT FUNDS, INC.
                (A Development Stage Enterprise)
                         SUPPLEMENTARY INFORMATION
                      Period Ended December 31, 1995

PER SHARE DATA

Investment income                            $ .07

Expenses                                       .04

Investment income-net                                  $ .03

Distribution of net investment income                   (.03)

Unrealized depreciation of investments                  (.03)

Capital share transactions                              10.10

Net increase in net asset value                        $10.07

Net asset value September 13, 1995                          0

Net asset value December 31, 1995                      $10.07

Based on 11,023 weighted average shares outstanding for the period.


RATIOS (to Average Net Assets)

Investment income-net                                    .34%*

Expenses                                                 .38%*

*1.24% and 1.50%, respectively when annualized.




The accompanying notes are an integral part of these financial statements.




                  MANOR INVESTMENT FUNDS, INC.
                (A Development Stage Enterprise)
          NOTES TO STATEMENT OF ASSETS AND LIABILITIES
                             December 31, 1995
Note 1-Organization

Manor Investment Funds, Inc. (the Fund) was incorporated in Pennsylvania on September 13, 1995. The Fund is in the initial stages of development. It is an open-end, non-diversified management investment company which is in the process of registering under the Investment Company Act of 1940.

The Fund's primary objective is capital appreciation. It invests primarily in common stock of large U. S. corporations.

Note 2-Significant Accounting Policies

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies:

Security Valuation-Common stocks are valued at the latest quoted sales price at the close of the New York Stock Exchange on the valuation date.

There were no sales of securities during the period September 13, 1995 through December 31, 1995. Net unrealized losses ($302) on securities are the same for financial reporting and tax reporting. Purchases of securities totaled $70,249.

Cash Equivalents-Cash equivalents consist of a money market account, at cost which approximates market value, with the custodian.

Federal Income Taxes-The Fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in these financial statements.

Development Stage-During this development stage net assets increased $71 from net investment income and unrealized securities losses.
                  MANOR INVESTMENT FUNDS, INC.
                (A Development Stage Enterprise)
    NOTES TO STATEMENT OF ASSETS AND LIABILITIES (Continued)
                       December 31, 1995


Note 3-Capital Share Transactions

On incorporation, 10,000,000 shares of $.001 par value capital stock was authorized. Mr. Daniel A. Morris (see note 4), President of the Fund, and his wife own all of the Fund's outstanding stock at December 31, 1995. During the period ended December 31, 1995, 11,099 shares were sold to them for $110,992, and 37 shares were sold through dividend reinvestment of $366.

Note 4-Investment Advisory Fee

The Fund has an investment management and advisory services agreement (the Agreement) with Morris Investment Management Services, Inc. (Morris). Morris' sole shareholder, officer and director is Daniel A. Morris.

Monthly, the Fund will pay Morris a fee equivalent to one percent per annum of the daily average net assets of the Fund. The Fund will bear expenses necessary and incidental to the conduct of its business. However, Morris will forego all or a portion of its fees to maintain total Fund expenses at no more than 1.5% annually of averaged assets. Accordingly, Morris has incurred expenditures of $7,653 on behalf of the Fund, for which it will not be reimbursed.

The Agreement must be approved annually by a majority vote of the Fund's non-interested Board Directors.

Note 5-Custody Agreement

Under an agreement, The First National Bank of West Chester (FNB) will act as the Fund's custodian. FNB's fees will be in accordance with its standard rates for such services, payable monthly. Such fees were $220 for the period ended December 31, 1995.



To the Shareholders and
 Board of Directors
Manor Investment Funds, Inc.

In planning and performing my audit of the financial statements and selected per share data and ratios (hereafter referred to collectively as the "financial statements") of Manor Investment Funds, Inc. (the Fund), for the period ended December 31, 1995, I considered its internal control structure, including procedures for safeguarding securities. I did so to determine my auditing procedures for the purpose of expressing my opinion on the financial statements, and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of the Fund is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

My consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses, under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, I noted no matters involving the internal control structure, including procedures for safeguarding securities, that I consider to be material weakness as defined above as of December 31, 1995

This report is intended solely for the information and use of management and the Securities and Exchange Commission.



February 11, 1996
February 11, 1996

Mr. Claude B. Granese, CPA
P.O. Box 483
1108 North Bethlehem Pike
Spring House, PA 19477

In connection with your audit of the statements of assets and liabilities of Manor Investment Funds, Inc. (the Fund), a development stage enterprise, including the schedule of portfolio investments, as of December 31, 1995, and the related statements of operations and changes in net assets, and selected per share data and ratios for the period then ended for the purpose of expressing an opinion as to whether such financial statements, per share data and ratios presents fairly, in all material respects, the financial position, results of operations, and changes in net assets of the Fund in conformity with generally accepted accounting principles, we confirm, to the best of our knowledge and belief, the following representations made to you during your audit:

1. We are responsible for the fair presentation in the financial statements, of financial position, results of operations, changes in net assets, and selected per share data and ratios in conformity with generally accepted accounting principles.

2. We have made available to you:

   a. All financial records and related data

   b. All minutes of the meetings of stockholders, directors, and committees of directors, or summaries of actions of recent meetings for which minutes have not yet been prepared

   c. Information relating to all statutes, laws, rules and regulations that have a direct effect on our financial statements

3. There have been no:

   a. Irregularities involving management or employees who have significant roles in the internal control structure

   b. Irregularities involving employees that could have a material effect on the financial statements

   c. Communications from regulatory agencies concerning noncompliance with, or deficiencies in, financial reporting practices that could have a material effect on the financial statement
   d. Arrangements with financial institutions involving compensating balances or other arrangements involving restrictions on cash balances and line of credit or similar arrangements

   e. Agreements to repurchase assets previously sold

   f. Security agreements under the Uniform Commercial Code

   g. Contractual obligations for purchases of assets

   h. Liens, encumbrances, or subordination of assets pledged as collateral in any way

   i. Subordination of any liabilities

   j. Lease or rental obligations under noncancelable long-term leases

4. We have no plans or intentions that may materially affect the carrying value or classification of assets and liabilities.

5. The following have been properly recorded or disclosed in the financial statements:

   a. Related-party transactions and related amounts receivable or payable, including contracts with the investment adviser, Morris Investment Management Services, Inc.

   b. Capital stock transactions representing seed money to start the Fund, and dividend reinvestments.

6. There are no:

   a. Violations or possible violations of laws or regulations whose effects should be considered for disclosure in the financial statements or as a basis for recording a loss contingency

   b. Other material liabilities or gain or loss contingencies that are required to be accrued or disclosed by Statement of Financial Accounting Standards No. 5

7. There are no unasserted claims or assessments that our lawyer has advised are probable of assertion and must be disclosed in accordance with Statement of Financial Accounting Standards No. 5.

8. There are no material transactions that have not been properly recorded in the accounting records underlying the financial statements.

 9. The Fund has satisfactory title to all owned assets, and there are no liens or encumbrances on such assets nor has any asset been pledged.

10. We have complied with all aspects of contractual agreements that would have a material effect on the financial statements in the event of noncompliance.

11. We advise you that to the best of our knowledge and belief:

   a. The Fund has complied with the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder, complied with the provisions of its Prospectus and the requirements of the Blue Sky Laws of Pennsylvania

   b. The Fund intends to qualify as a regulated investment company

   c. The disclosures made in the Fund's annual report and financial statements are true and accurate

12. No events have occurred subsequent to the financial statement date that would require adjustments to, or disclosure in, the financial statements.




___________________________
Daniel A. Morris, President
Manor Investment Funds, Inc.

                                 FORM N-1A

                        PART C - OTHER INFORMATION


Conte                              Page #
nts

1.     Financial Statements &      2
       Exhibits
2.     Control Persons             2
3.     Number of Shareholders      2
4.     Indemnification             2
5.     Activities of Investment    2
       Adviser
6.     Principal Underwriters      2
7.     Location of Accounts &      3
       Records
8.     Management Services         3
9.     Distribution Expenses       3
10.    Undertakings                3
11.    Auditor's Consent           4
12.    Signatures                  5

1.a.    Financial Statements - All other financial statements are presented in Part B.  These include:

          Statement of Assets & Liabilities - December 31, 1995
          Portfolio of Investments
          Statement of Operations
          Statement of Changes in Net Assets
          Supplementary Information
          Notes to Statement of Assets & Liabilities


b.    Exhibits
     (1)  Charter & Articles of Incorporation (PA)
     (2)  By-Laws
     (3)  Voting Trust Agreement (N/A)
     (4)  Stock Certificate
     (5)  Investment Advisory Contract
     (6)  Underwriting Agreements (N/A)
     (7)  Reimbursement Agreements with Officers and/or Directors
     (8)  Custodian Agreements
     (9)  Other Contracts (N/A)
     (10) Opinion of Counsel Concerning Fund Securities
     (11) Opinions on Registration Statement (N/A)
     (12) Other Financial Statements (N/A)
     (13) Powers of Attorney (N/A)
     (14) Initial Capital Arrangement Agreements (N/A)
     (15) Code of Ethics

    All exhibits marked (N/A) above are not applicable to Manor Investment Funds. All other exhibits are incorporated by reference to the Initial Registration Statement of the Securities Act of 1933 except (7) which is attached.

2. Control Persons - Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. As of September 30, 1995 Mr. Morris and his wife Anne own all outstanding shares of Morris Investment Management and all of the outstanding shares of the Fund.

3. Number of Shareholders - There were two shareholders of the Manor Investment Funds as of September 30, 1995.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Activities of Investment Adviser - The activity of Morris Investment Management Services, Inc., at the present time is performance of the Investment Advisory Contract with the Manor Investment Funds and for individual and corporate clients on an individual account basis.

6.    Principal Underwriter - The Fund acts as its own underwriter.

7. Location of Accounts & Records - All Fund records are held in corporate headquarters - 113 West Chestnut Street, West Chester, PA 19380.

8.    Management Services  - Not Applicable.

9. Distribution Expenses - The Fund currently bears no distribution expenses.

10. Undertakings - The Fund will file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

            CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS




We consent to the inclusion by reference in the Pre-effective Amendment to theInitial Registration Statement of Form N-1A of Manor Investment Funds, Inc. of our report dated February 11, 1996 on our examination of the Financial Statements of such Company. We also consent to the reference to our firm in such Pre-effective Amendment to theInitial Registration Statement.




____________________________________________
Claude  B. Ganese, CPA


Spring House, Pennsylvania
February 26, 1996


                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Manor Investment Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Pre-effective Amendment to its Registration Statement and has duly caused this Pre-effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Borough of West Chester and State of Pennsylvania, on the 26th day February.
                              Manor Investment Funds, Inc.


                              By: _________________________________
                                        Daniel A. Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature            Title                Date

___________________  President, Chief       2/26/96
____                 Executive Officer
Daniel A. Morris          and Director

___________________  Secretary              2/26/96
____
Bruce Laverty

___________________  Treasurer              2/26/96
____
James McFadden

___________________  Director               2/26/96
____
Edward Erlichman

___________________  Director               2/26/96
____
Richard A. Kund,
Jr.

___________________  Director               2/26/96
____
Fred Myers

___________________  Director               2/26/96
____
James F. Nolan

___________________  Director               2/26/96
____
Alan Weintraub